Other accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other accounts receivable, net
Credit cards	$ 59,675	$ 43,942
Benefits from suppliers	11,174	11,491
Other accounts receivable	4,652	4,448
Cargo clients	4,633	4,291
Affinity credit card	4,230	9,432
Travel agencies and insurance commissions	3,493	3,731
Other points of sales	1,014	1,968
Employees	777	68
Airport services	473	287
Other current accounts receivable, gross	90,121	79,658
Allowance for expected credit losses	(877)	(809)	$ (615)
Other accounts receivable, net	$ 89,244	$ 78,849